Operating segments - additional information - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	100.00%	100.00%	100.00%
Consolidated sales revenue	$ 40,522	$ 40,030	$ 33,781
China [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	44.60%	44.20%	43.60%
Consolidated sales revenue	$ 18,061	$ 17,706	$ 14,742
Asia (excluding China and Japan) [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	11.50%	12.80%	13.90%
Consolidated sales revenue	$ 4,665	$ 5,108	$ 4,692
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	15.50%	14.30%	13.90%
Consolidated sales revenue	$ 6,278	$ 5,716	$ 4,709
Japan [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	9.60%	11.70%	11.30%
Consolidated sales revenue	$ 3,873	$ 4,701	$ 3,809
Europe (excluding UK) [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	9.10%	7.50%	7.60%
Consolidated sales revenue	$ 3,706	$ 3,015	$ 2,579
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	3.20%	2.80%	3.00%
Consolidated sales revenue	$ 1,340	$ 1,111	$ 1,024
Australia [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	1.80%	1.80%	2.00%
Consolidated sales revenue	$ 720	$ 710	$ 675
United Kingdom [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	1.00%	1.10%	1.20%
Consolidated sales revenue	$ 386	$ 449	$ 391
Other countries [Member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	3.70%	3.80%	3.50%
Consolidated sales revenue	$ 1,493	$ 1,514	$ 1,160